Leases - Amounts recognized in profit and loss (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Leases
Depreciation of right of use assets	$ (253,098)	$ (5,048,976)	$ (4,702,971)	$ (4,043,691)
Interest expense on lease liabilities		(2,350,250)	(2,128,162)	(1,755,978)
Aircraft and engine variable expenses	$ (92,500)	(1,845,254)	(961,657)	(956,010)
Total amount recognized in profit or loss		(9,244,480)	(7,792,790)	(6,755,679)
Cash outflow for leases		6,110,569	6,499,802	5,710,907
Supplemental Rent		1,428,179	$ 680,964	$ 659,106
Changes to lease payments that arose from concessions of lease modifications		$ 190,811